Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Term of contract losses	5 years	5 years
Payment to termination fee	$ 700	$ 700
Term of legal liability payment	21 months	21 months
Accounts payable and accrued liabilities	$ 1,747	$ 3,371	$ 3,219
Other long-term liabilities	33	233
Accounts Payable and Accrued Liabilities [Member]
Commitments and Contingencies [Line Items]
Accounts payable and accrued liabilities	400	$ 400
Other Noncurrent Liabilities [Member]
Commitments and Contingencies [Line Items]
Other long-term liabilities	$ 30